Putnam Investments, LLC
                                          One Post Office Square
                                          Boston, MA 02109
                                          July 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339) (811-7237) (the "Fund")
    Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.57 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 30, 2003.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                                        Very truly yours,
                                        Putnam Investment Funds, on behalf of
                                        Putnam Small Cap Value Fund and
                                        Putnam International Blend Fund

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President

cc: Vanda Moore, Ropes & Gray